19. Debt Instruments Eligible to Compose Capital (Tables)	12 Months Ended
Dec. 31, 2020
Debt Instruments Eligible To Compose Capital Tables Abstract
Balance of Debt Instruments Eligible to Compose Capital

Details of the balance of "Debt Instruments Eligible to Compose Capital" for the issuance of such instruments to compose the Tier I and Tier II of regulatory capital due to the Regulatory Capital Optimization Plan (Note 27.e), are as follows:

					2020	2019	2018
	Issuance	Maturity	Issuance Value	Interest Rate (a.a,) (1)
Tier I (2)	nov-18	no maturity (perpetual)	US$1,250	7.250%	6,554,451	5,092,153	4,893,668
Tier II (2)	nov-18	nov/18	US$1,250	6.125%	6,565,209	5,083,808	4,886,276
Total					13,119,660	10,175,961	9,779,944
(1)	The debt instruments issued in November 2018 were released through the Cayman Agency and, consequently, there is no incidence of withholding tax.
(2)	Interest paid semiannually, as of May 8, 2019.

Changes in the balance of Debt Instruments Eligible to Compose Capital
	2020	2019	2018
Balance at beginning of the year	10,175,961	9,779,944	8,436,901
Issuance - Tier I	-	-	4,673,875
Issuance - Tier II	-	-	4,673,875
Interest payment Tier I (1)	506,771	272,947	331,677
Interest payment Tier II (1)	402,622	230,594	272,539
Exchange differences / Others	2,948,951	221,368	1,960,467
Payments of interest - Tier I	(495,789)	(178,278)	(381,008)
Payments of interest - Tier II	(418,856)	(150,614)	(302,775)
Repurchase	-	-	(9,885,607)
Balance at end of the year	13,119,660	10,175,961	9,779,944

(1) The remuneration of interest relating to the Debt Instruments Eligible to Compose Capital Tier I and II was recorded against income for the period as "Interest expense and similar charges" (Note 32).